Miscellaneous Payables and Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2017
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Miscellaneous Payables and Other Non-Current Liabilities

NOTE 22—MISCELLANEOUS PAYABLES AND OTHER NON—CURRENT LIABILITIES

Miscellaneous payables and other non-current liabilities increased by 71 million euros compared to December 31, 2016 and are summarized as follows:

	As of December 31,
	2017	2016
	(millions of euros)
Payables to social security agencies	238	116
Capital grants	391	371
Deferred income	988	1,033
Income tax payables (*)	45	66
Other	16	21

Total	1,678	1,607

(*)	Analyzed in the Note “Income tax expense”.

Payables to social security agencies related to the residual amount due to the INPS for estimated employee benefit obligations owed under Law 58/1992, as well as—from 2015—the amount due to the INPS for the application of the 2015 arrangements relating to Article 4 paragraphs 1-7ter, of Italian Law 92 of June 28, 2012, the “Fornero” law (see the Note “Employee benefits expenses” for more details). Details are as follows:

	As of December 31,
	2017	2016
	(millions of euros)
Non-current payables:
Due from 2 to 5 years after the end of the reporting period	226	107
Due beyond 5 years after the end of the reporting period	12	9

	238	116
Current payables	58	69

Total	296	185

The item capital grants represents the component yet to be released to the income statement based on the remaining useful life (estimated at approximately 18 years) of the assets that the grants refer to. The 20 million euros increase at December 31, 2017, is mainly related to the construction of infrastructure for the Ultra-Broadband-UBB and Broadband-BB projects.

Medium/long-term deferred income mainly included:

•	the effect of the deferral of revenues from the activation of the TIM S.p.A. telephone service for 265 million euros compared to 268 million euros at December 31, 2016;

•	the non-current portion of approximately 226 million euros of the deferred gain on the sale and lease back of the telecommunication towers of the Brazil Business Unit;

•	the effect, for the most part, of the deferral of revenues from the sale of transmission capacity to the Sparkle group for 154 million euros.